Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	1-14942
Registrant Name	MANULIFE FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	6311
Entity Address, Address Line One	200 Bloor Street East
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M4W 1E5
City Area Code	416
Local Phone Number	926-3000
Title of 12(b) Security	Common Shares
Trading Symbol	MFC
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Central Index Key	0001086888
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Common shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,728,734,607
Class A Shares Series 2
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	14,000,000
Class A Shares Series 3
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	12,000,000
Class 1 Shares Series 3
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,537,903
Class 1 Shares Series 4
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,462,097
Class 1 Shares Series 9
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Class 1 Shares Series 11
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Class 1 Shares Series 13
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Class 1 Shares Series 15
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Class 1 Shares Series 17
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	14,000,000
Class 1 Shares Series 19
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Class 1 Shares Series 25
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Class 1 Shares Series 27
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,000,000
Class 1 Shares Series 28
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,200,000
Class 1 Shares Series 29
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,000,000
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	200 Berkeley Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	663-3000
Contact Personnel Name	James D. Gallagher